Borrowings - Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 11, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jun. 07, 2019 USD ($)	Apr. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 10, 2018 USD ($)
Debt Instrument [Line Items]
Restrictive covenants		As of June 30, 2019, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
Financial liability		$ 50,997				$ 24,842
Navios Sol
Debt Instrument [Line Items]
Vessel capacity in DWT		180,274
Vessel year built		2009
Vessel type		Capesize
Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Financial liability		$ 23,896					$ 25,000
Purchase Obligation		6,300
Financial Liabilities | Navios Sol
Debt Instrument [Line Items]
Financial liability		19,738			$ 20,000
Amount drawn down	$ 20,000
Purchase Obligation		6,300
Financial Liabilities | Navios Sagittarius
Debt Instrument [Line Items]
Financial liability		$ 7,363		$ 7,500
Vessel capacity in DWT		75,756
Vessel year built		2006
Vessel type		panamax
Amount drawn down			$ 7,500
Purchase Obligation		$ 2,000
Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings		20.50%
July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Restrictive covenants		The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default		The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 135%; (ii) minimum free consolidated liquidity in an amount equal to at least$500 to $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.
Minimum net worth required for compliance		$ 135,000
July 2012 Credit Facility and June 2017 Credit Facility | Minimum
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense		200.00%
Security cover ratio		120.00%
July 2012 Credit Facility and June 2017 Credit Facility | Minimum | Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings		15.00%
July 2012 Credit Facility and June 2017 Credit Facility | Maximum
Debt Instrument [Line Items]
Security cover ratio		140.00%
Term Loan B Facility including addition
Debt Instrument [Line Items]
Restrictive covenants		The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default		It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.
New Term Loan B Facility | Minimum
Debt Instrument [Line Items]
Loan to value ratio		80.00%
New Term Loan B Facility | Maximum
Debt Instrument [Line Items]
Loan to value ratio		100.00%
Prior to any distributions | July 2012 Credit Facility and June 2017 Credit Facility
Debt Instrument [Line Items]
Minimum free consolidated liquidity		$ 650
69 Equal consecutive average monthly installments | Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		$ 161
Finance Lease Liability, Maturity Date		Sep. 30, 2024
60 Equal consecutive average monthly installments | Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		$ 155
Finance Lease Liability, Maturity Date		Dec. 31, 2023
120 Equal consecutive average monthly installments | Financial Liabilities | Navios Sol
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		$ 190
Finance Lease Liability, Maturity Date		Jun. 30, 2029
36 Equal consecutive average monthly installments | Financial Liabilities | Navios Sagittarius
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments		$ 178
Finance Lease Liability, Maturity Date		Jun. 30, 2022